Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Major Related Parties and Their Relationships with Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
Zhou You	An equity investee of the Company
Jin Dian	A controlled company by a member of board

Significant Related Party Transactions

	For the year ended December 31, (in thousands)
Transactions with Sohu	2011	2012	2013
Services provided by Sohu
Sales and marketing services provided by Sohu	$6,002	$14,026	$13,390
Corporate expenses	1,483	27	12
Other service provided by Sohu	37	50	373
Acquisition of the 17173 Business
Acquisition of the 17173 Business from Sohu	163,784	—	—

	For the year ended December 31, (in thousands)
Transactions with Jin Dian	2011	2012	2013
Advertising slots provided by Shi Dai Jin Dian Cinema Investing Co., Ltd, or Jin Dian	$763	$1,552	$1,310

Due to Related Parties

	As of December 31, (in thousands)
	2012	2013
Due to Jin Dian	$4,191	$—
Due to Zhou You (royalty fees payable to Zhou You)	322	332

Due from and Prepayment to Related Parties

	As of December 31, (in thousands)
	2012	2013
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	$495	$393
Short-term and long-term prepayments to Sohu under services and advertising agreements	20,239	10,363